Investments in equity investees - Schedule of Investments in equity method investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Redeemable non-controlling interests.
Carrying value of Equity method investment	¥ 69,828	¥ 101,592
Beijing Pengtai Baozun E-commerce Co., Ltd.
Redeemable non-controlling interests.
Carrying value of Equity method investment	45,451	37,040
Hangzhou Juxi Technology Co., Ltd.
Redeemable non-controlling interests.
Carrying value of Equity method investment	14,077	14,491
Hangzhou Dajing Guangtong Network Technology Co., Ltd.
Redeemable non-controlling interests.
Carrying value of Equity method investment		12,756
Others
Redeemable non-controlling interests.
Carrying value of Equity method investment	¥ 10,300	¥ 37,305